Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan
(1)    Description of Plan

The following description of the Newmark 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document and the Plan’s summary plan description for a more complete description of the Plan’s provisions.

Introduction — On November 1, 2020, the Plan was established as a spin-off from and continuation of the BGC Partners, Inc. Deferral Plan for Employees of BGC Partners, Inc., Cantor Fitzgerald, L.P., and their Affiliates (previously the eSpeed, Inc. Deferral Plan for Employees of Cantor Fitzgerald, L.P. and its Affiliates) (the “Prior Plan”). During November 2020, initial funding of $157,717,482 was transferred to the Plan from the Prior Plan.

General — The Plan is a defined contribution plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is sponsored by Newmark Group, Inc. (the “Company”).

The trustee for the Plan is Delaware Charter Guarantee & Trust Company, d/b/a Principal Trust Company (“Principal Trust” or the “Trustee”) and provides custody of assets, trading, income collection, contribution deposit processing and paying agent services. The Trustee is legally responsible for maintaining the assets of the Plan, making distribution payments as directed by the Company and generally performing all other acts deemed necessary or proper to fulfill its responsibility as set forth in the trust agreement pertaining to the Plan. Principal Life Insurance Company is the Plan’s recordkeeper.

Administrative Committee — The Plan is administered by the Administrative Committee of the Plan, which functions as the Plan’s “named fiduciary” and “plan administrator,” as those terms are defined in ERISA.

The Administrative Committee has the authority, in its sole discretion, to (a) interpret the Plan, (b) develop rules and regulations to carry out the provisions of the Plan, (c) make factual determinations, and (d) resolve questions relating to eligibility for and the amount of benefits. The Administrative Committee is also responsible for decisions relating to the control and management of Plan assets, including the appointment of an investment manager, SageView Advisory Group, LLC, to select and monitor the investment alternatives under the Plan.

Eligibility — All employees of the Company are eligible to participate in the Plan upon hire and upon reaching the age of 21, except (a) interns unless they have completed 1,000 hours within 12 months (hours accrued prior to the spin-off from the Prior Plan count towards this minimum), (b) individuals classified by the Company as independent contractors, (c) leased employees, (d) employees covered under a collective bargaining agreement (unless it specifically provides for participation in the Plan) and (e) non-resident aliens who receive no earned income from U.S. sources. Eligibility begins the first day of the following month after these requirements are met or by being automatically enrolled.

Participant Contributions — Each eligible employee will automatically be enrolled in the Plan to make a 6% pre-tax contribution to the Plan unless and until the eligible employee elects otherwise. Eligible employees may elect to contribute from 1% to 80% of their compensation to the Plan in the form of pre-tax contributions, Roth contributions, and/or after-tax contributions. The combined amount of a participant’s pre-tax and Roth contributions may not exceed a statutory limit of $23,500 and $23,000 for 2025 and 2024, respectively, subject to adjustment in future years for cost-of-living increases in accordance with the Internal Revenue Code (“IRC” or the “Code”). The Plan permits rollover contributions. Additionally, the Plan permits participants age 50 and over to make catch-up contributions of up to $7,500 for both 2025 and 2024. In addition, there are other limitations set forth in the IRC, which the Plan must satisfy.

Matching Contributions — Effective January 1, 2021, the Company makes matching contributions (“Match Contributions Account”) to be allocated to Match Eligible Participants (as defined below) who participate in the Plan and are actively making contributions, including Roth contributions. Matching contributions by the Company are paid in the first quarter following the Plan year.

A “Match Eligible Participant” is a participant who: (a) is an employee of the Company employed in a role other than that of a broker or originator; (b) does not have compensation (without regard to the Code Section 401(a)(17)(B) limit) in excess of $500,000 during the Plan year; and (c) is employed by the Company on December 31 of the Plan year, has not previously either provided to or received from an employer notice of termination of employment and completed 1,000 hours of service during such Plan year; and (d) is not a Client-Site participant, as defined below, receiving a Client-Site matching contribution. In the first year, and every year thereafter, if a participant is a Match Eligible Participant, he or she is eligible to receive a 20% fully vested matching contribution, and an additional 20% each year, up to 3% of his or her cash compensation up to $150,000, per year, receiving 100% by the fifth year. The matching contribution is based on the percentage of compensation contributed by each Match Eligible Participant. Each Match Eligible Participant’s matching contribution is invested the same way as the participant’s investment elections. If a participant does not elect an investment option, all contributions are invested in the Moderate Risk Retire View Model based on the participant's age.

The total annual match Newmark made to the Plan for the year ended December 31, 2025 was $6,218,415, consisting of shares of Newmark Class A common stock having a value of $6,151,556 and made on March 26, 2026, and $66,859 cash made throughout 2025. The total annual match Newmark made to the Plan for the year ended December 31, 2024 was $4,720,950, consisting of shares of Newmark Class A common stock having a value of $4,656,360 and made on March 26, 2025, and $64,590 cash made throughout 2024. The cash contributions relate to Client-Site participants, as defined below.

Certain other eligible employees that are covered by a real estate and facilities management agreement between the Company and a client of the Company (“Client-Site”, “Client-Site Agreement”) are entitled to matching contributions into the Plan. The matching contributions are funded by the client of the Company as the principal duties of the employee consist of performing services for the client.

Investment Options — Participants direct the investment of their contributions into the various investment options offered by the Plan. As of December 31, 2025 and 2024, investment options include various mutual funds, various pooled separate accounts, common/collective trusts, an insurance contract, and the Newmark Fund (elections to invest in the Newmark Fund are subject to Newmark Group, Inc. employee trading policies). If a participant fails to direct the investment, including the investment of automatic contributions, his or her accounts are invested in the Moderate Risk Retire View Model based on the participant’s age and using this allocation their contributions are invested an array of mutual funds, pooled separate accounts, common/collective trusts, and a guaranteed option that are available for investment by Plan participants.

The Newmark Fund is invested in Newmark Group, Inc. Class A common stock. The Newmark Fund is considered a Level 1 investment within the fair value hierarchy. The Plan does not limit the amount a participant can invest in the Newmark Fund.

Each participant is entitled to exercise voting rights attributable to the shares allocated to their account and is notified by the Plan’s Trustee prior to the time that such rights may be exercised. The Trustee is not permitted to vote any allocated shares for which instructions have not been given by a participant. Participants have the same voting rights in the event of a tender offer.

Vesting — Substantially all participants are immediately and fully vested in their elective deferrals, qualified non-elective contributions, rollover contributions, matching contributions covered by a Client-Site Agreement and investment earnings (losses) thereon.

Participant Accounts — Individual accounts are maintained for each Plan participant by the Trustee. Each participant’s account is credited with the participant’s contributions, any matching contributions and Plan earnings, and charged with withdrawals and allocable Plan losses and expenses (other than expenses paid by the Company). Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Distributions — Payment of benefits begins as soon as administratively practicable following termination of employment. If a participant’s account balance is more than $7,000, no distribution will be made prior to normal retirement age (later of age 59 1/2 or completion of five years of service) without the participant’s written consent. Participants may elect to defer receipt until April 1 following the later of the calendar year in which the participant attains age 73 or the calendar year in which the participant terminates employment with the Company.

In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (“IRS”) and a participant may only withdraw the amount of the immediate financial need created by the hardship and not available from other assets (excluding loans available under the Plan).

Notes Receivable From Participants — The minimum amount available to participants as a loan under the Plan is $500, and the maximum amount available is the lesser of (i) $50,000 (reduced by a participant’s highest outstanding loan balance during the preceding 12 months), or (ii) 50% of the value of the vested portion of a participant’s account. Interest on the outstanding loans will be a commercially reasonable rate and the loans will have to be repaid within five years, except if the purpose of the loan is the purchase of a primary residence. All loans will become due and payable upon any separation from employment, other than a separation from employment on account of disability. Participant loans and accrued interest on participant loans were $4,430,317 and $3,842,398 as of December 31, 2025 and December 31, 2024, respectively, and are included in notes receivable from participants in the Statements of Net Assets Available for Benefits.
Risks and Uncertainties — The Plan provides for various investment options. Investment securities are exposed to various risks such as interest rate, market and credit risk. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that the risk factors could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and changes therein.

The Plan offers the Newmark Fund as an investment option, which invests in Newmark Group, Inc. Class A common stock. Participants who elect to invest in the Newmark Fund are subject to concentration risk because the value of their investment in the Newmark Fund is dependent on the performance of a single issuer. Changes in the market price of Newmark Group, Inc. Class A common stock could materially affect the value of participants’ accounts invested in the Newmark Fund.

Plan Termination — Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its sponsorship of the Plan and to terminate the Plan at any time subject to the provisions of ERISA. In the event the Plan is terminated, participants will become 100% vested in their accounts, and the net assets of the Plan will be distributed to participants in accordance with the terms of the Plan and applicable law.